UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 28, 2019

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West SecureFoundation® Lifetime Funds
(Investor Class, Service Class and Class L)
Semi-Annual Report
June 28, 2019
On June 5, 2018 the Securities and Exchange Commission adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Securefoundation® Lifetime 2020 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	35.87%
Large Cap Equity	21.74
International Equity	19.26
Mid Cap Equity	9.33
Fixed Interest Contract	8.12
Small Cap Equity	5.68
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Investor Class
Actual	$1,000.00	$1,108.30	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$2.97
Service Class
Actual	$1,000.00	$1,108.20	$3.62
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.47
Class L
Actual	$1,000.00	$1,107.20	$4.39
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.21
* Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Investor Class shares, 0.70% for the Service Class shares and 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.17%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2025 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	35.87%
Large Cap Equity	21.70
International Equity	19.27
Mid Cap Equity	9.35
Fixed Interest Contract	8.12
Small Cap Equity	5.69
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Investor Class
Actual	$1,000.00	$1,108.30	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$2.97
Service Class
Actual	$1,000.00	$1,107.80	$3.62
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.47
Class L
Actual	$1,000.00	$1,108.20	$4.39
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.21
* Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Investor Class shares, 0.70% for the Service Class shares and 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.17%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2030 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	32.89%
Large Cap Equity	23.10
International Equity	21.02
Mid Cap Equity	9.94
Fixed Interest Contract	6.81
Small Cap Equity	6.24
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Investor Class
Actual	$1,000.00	$1,113.70	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$2.97
Service Class
Actual	$1,000.00	$1,112.40	$3.63
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.47
Class L
Actual	$1,000.00	$1,112.70	$4.09
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$3.91
* Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Investor Class shares, 0.70% for the Service Class shares and 0.79% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.17%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2035 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	26.91%
International Equity	25.97
Bond	23.82
Mid Cap Equity	11.56
Small Cap Equity	7.86
Fixed Interest Contract	3.88
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Investor Class
Actual	$1,000.00	$1,126.20	$3.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.07
Service Class
Actual	$1,000.00	$1,125.20	$3.75
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$3.57
Class L
Actual	$1,000.00	$1,125.30	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.11
* Expenses are equal to the Fund's annualized expense ratio of 0.62% for the Investor Class shares, 0.72% for the Service Class shares and 0.83% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.18%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2040 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	30.56%
Large Cap Equity	29.75
Bond	15.43
Mid Cap Equity	12.89
Small Cap Equity	9.49
Fixed Interest Contract	1.88
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Investor Class
Actual	$1,000.00	$1,136.30	$3.30
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.12
Service Class
Actual	$1,000.00	$1,135.20	$3.82
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$3.62
Class L
Actual	$1,000.00	$1,135.80	$3.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.22
* Expenses are equal to the Fund's annualized expense ratio of 0.63% for the Investor Class shares, 0.73% for the Service Class shares and 0.65% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.19%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2045 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	33.83%
Large Cap Equity	31.12
Mid Cap Equity	13.38
Small Cap Equity	10.53
Bond	10.27
Fixed Interest Contract	0.87
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Investor Class
Actual	$1,000.00	$1,142.70	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.17
Service Class
Actual	$1,000.00	$1,142.10	$3.89
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$3.67
Class L
Actual	$1,000.00	$1,142.00	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.17
* Expenses are equal to the Fund's annualized expense ratio of 0.64% for the Investor Class shares, 0.74% for the Service Class shares and 0.64% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.19%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2050 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	35.66%
Large Cap Equity	30.90
Mid Cap Equity	13.29
Small Cap Equity	11.22
Bond	8.40
Fixed Interest Contract	0.53
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Investor Class
Actual	$1,000.00	$1,143.50	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.12
Service Class
Actual	$1,000.00	$1,142.30	$3.83
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$3.62
Class L
Actual	$1,000.00	$1,143.30	$3.68
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.47
* Expenses are equal to the Fund's annualized expense ratio of 0.63% for the Investor Class shares, 0.73% for the Service Class shares and 0.70% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.19%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2055 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	36.77%
Large Cap Equity	30.09
Mid Cap Equity	13.06
Small Cap Equity	11.85
Bond	7.74
Fixed Interest Contract	0.49
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Investor Class
Actual	$1,000.00	$1,143.40	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.12
Service Class
Actual	$1,000.00	$1,143.50	$3.84
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$3.62
Class L
Actual	$1,000.00	$1,143.50	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.17
* Expenses are equal to the Fund's annualized expense ratio of 0.63% for the Investor Class shares, 0.73% for the Service Class shares and 0.64% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.19%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2060 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	38.05%
Large Cap Equity	29.17
Mid Cap Equity	12.60
Small Cap Equity	12.16
Bond	7.55
Fixed Interest Contract	0.47
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 2, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(a)
	(05/02/19)	(06/28/19)	(05/02/19–06/28/19)
Investor Class
Actual	$1,000.00	$1,005.10	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.27
Service Class
Actual	$1,000.00	$1,005.10	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.27
Class L
Actual	$1,000.00	$1,005.10	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.27
(a) Expenses are equal to the Fund's annualized expense ratio of 0.66% for the Investor Class shares 0.66% for the Service Class shares, and 0.66% for the Class L shares multiplied by the average account value over the period, multiplied by 58/365 days to reflect the share classes' commencement of operations of May 2, 2019 through June 28, 2019. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.20%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,853,459	Great-West Bond Index Fund Institutional Class(a)	$18,330,705

TOTAL BOND MUTUAL FUNDS — 35.88% (Cost $18,163,891)		$18,330,705
EQUITY MUTUAL FUNDS
749,126	Great-West International Index Fund Institutional Class(a)	7,378,895
1,121,869	Great-West S&P 500® Index Fund Institutional Class(a)	11,106,503
531,407	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,766,720
356,367	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,900,830
209,298	Northern Emerging Markets Equity Index Fund	2,465,529

TOTAL EQUITY MUTUAL FUNDS — 56.03% (Cost $28,228,295)		$28,618,477
Account Balance		Fair Value
FIXED INTEREST CONTRACT
4,148,095 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 4,148,095

TOTAL FIXED INTEREST CONTRACT — 8.12% (Cost $4,148,095)		$ 4,148,095
TOTAL INVESTMENTS — 100.03% (Cost $50,540,281)		$51,097,277
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (17,793)
TOTAL NET ASSETS — 100.00%		$51,079,484

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,193,233	Great-West Bond Index Fund Institutional Class(a)	$21,691,076

TOTAL BOND MUTUAL FUNDS — 35.88% (Cost $21,307,891)		$21,691,076
EQUITY MUTUAL FUNDS
887,268	Great-West International Index Fund Institutional Class(a)	8,739,595
1,325,591	Great-West S&P 500® Index Fund Institutional Class(a)	13,123,351
630,187	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,652,774
422,746	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,441,150
247,643	Northern Emerging Markets Equity Index Fund	2,917,232

TOTAL EQUITY MUTUAL FUNDS — 56.04% (Cost $34,485,391)		$33,874,102
Account Balance		Fair Value
FIXED INTEREST CONTRACT
4,909,682 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 4,909,682

TOTAL FIXED INTEREST CONTRACT — 8.12% (Cost $4,909,682)		$ 4,909,682
TOTAL INVESTMENTS — 100.04% (Cost $60,702,964)		$60,474,860
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (22,208)
TOTAL NET ASSETS — 100.00%		$60,452,652

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,599,565	Great-West Bond Index Fund Institutional Class(a)	$25,709,693

TOTAL BOND MUTUAL FUNDS — 32.90% (Cost $25,408,643)		$25,709,693
EQUITY MUTUAL FUNDS
1,243,266	Great-West International Index Fund Institutional Class(a)	12,246,169
1,823,999	Great-West S&P 500® Index Fund Institutional Class(a)	18,057,593
865,596	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,764,399
599,451	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,879,532
354,810	Northern Emerging Markets Equity Index Fund	4,179,658

TOTAL EQUITY MUTUAL FUNDS — 60.31% (Cost $46,677,220)		$47,127,351
Account Balance		Fair Value
FIXED INTEREST CONTRACT
5,325,606 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 5,325,606

TOTAL FIXED INTEREST CONTRACT — 6.82% (Cost $5,325,606)		$ 5,325,606
TOTAL INVESTMENTS — 100.03% (Cost $77,411,469)		$78,162,650
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (26,252)
TOTAL NET ASSETS — 100.00%		$78,136,398

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,272,685	Great-West Bond Index Fund Institutional Class(a)	$12,586,858

TOTAL BOND MUTUAL FUNDS — 23.83% (Cost $12,358,421)		$12,586,858
EQUITY MUTUAL FUNDS
1,025,299	Great-West International Index Fund Institutional Class(a)	10,099,197
1,436,686	Great-West S&P 500® Index Fund Institutional Class(a)	14,223,189
681,229	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,110,624
510,269	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,153,590
307,836	Northern Emerging Markets Equity Index Fund	3,626,302

TOTAL EQUITY MUTUAL FUNDS — 72.33% (Cost $38,078,584)		$38,212,902
Account Balance		Fair Value
FIXED INTEREST CONTRACT
2,048,709 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 2,048,709

TOTAL FIXED INTEREST CONTRACT — 3.88% (Cost $2,048,709)		$ 2,048,709
TOTAL INVESTMENTS — 100.04% (Cost $52,485,714)		$52,848,469
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (18,782)
TOTAL NET ASSETS — 100.00%		$52,829,687

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
992,526	Great-West Bond Index Fund Institutional Class(a)	$ 9,816,084

TOTAL BOND MUTUAL FUNDS — 15.43% (Cost $9,671,558)		$ 9,816,084
EQUITY MUTUAL FUNDS
1,432,395	Great-West International Index Fund Institutional Class(a)	14,109,092
1,911,539	Great-West S&P 500® Index Fund Institutional Class(a)	18,924,235
914,619	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,204,136
741,647	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,037,006
452,489	Northern Emerging Markets Equity Index Fund	5,330,321

TOTAL EQUITY MUTUAL FUNDS — 82.72% (Cost $52,340,505)		$52,604,790
Account Balance		Fair Value
FIXED INTEREST CONTRACT
1,198,075 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 1,198,075

TOTAL FIXED INTEREST CONTRACT — 1.88% (Cost $1,198,074)		$ 1,198,075
TOTAL INVESTMENTS — 100.03% (Cost $63,210,137)		$63,618,949
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (21,498)
TOTAL NET ASSETS — 100.00%		$63,597,451

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
275,352	Great-West Bond Index Fund Institutional Class(a)	$ 2,723,229

TOTAL BOND MUTUAL FUNDS — 10.28% (Cost $2,652,707)		$ 2,723,229
EQUITY MUTUAL FUNDS
651,693	Great-West International Index Fund Institutional Class(a)	6,419,175
833,154	Great-West S&P 500® Index Fund Institutional Class(a)	8,248,232
395,214	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,545,069
342,851	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,790,808
216,139	Northern Emerging Markets Equity Index Fund	2,546,116

TOTAL EQUITY MUTUAL FUNDS — 88.89% (Cost $23,755,167)		$23,549,400
Account Balance		Fair Value
FIXED INTEREST CONTRACT
230,207 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 230,207

TOTAL FIXED INTEREST CONTRACT — 0.87% (Cost $230,207)		$ 230,207
TOTAL INVESTMENTS — 100.04% (Cost $26,638,081)		$26,502,836
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (9,646)
TOTAL NET ASSETS — 100.00%		$26,493,190

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
177,623	Great-West Bond Index Fund Institutional Class(a)	$ 1,756,690

TOTAL BOND MUTUAL FUNDS — 8.41% (Cost $1,717,156)		$ 1,756,690
EQUITY MUTUAL FUNDS
533,848	Great-West International Index Fund Institutional Class(a)	5,258,407
652,334	Great-West S&P 500® Index Fund Institutional Class(a)	6,458,101
309,652	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,777,579
288,007	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,344,373
186,193	Northern Emerging Markets Equity Index Fund	2,193,355

TOTAL EQUITY MUTUAL FUNDS — 91.10% (Cost $19,076,111)		$19,031,815
Account Balance		Fair Value
FIXED INTEREST CONTRACT
110,057 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 110,057

TOTAL FIXED INTEREST CONTRACT — 0.52% (Cost $110,057)		$ 110,057
TOTAL INVESTMENTS — 100.03% (Cost $20,903,324)		$20,898,562
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (7,090)
TOTAL NET ASSETS — 100.00%		$20,891,472

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
82,007	Great-West Bond Index Fund Institutional Class(a)	$ 811,046

TOTAL BOND MUTUAL FUNDS — 7.74% (Cost $788,413)		$ 811,046
EQUITY MUTUAL FUNDS
272,283	Great-West International Index Fund Institutional Class(a)	2,681,992
318,480	Great-West S&P 500® Index Fund Institutional Class(a)	3,152,949
152,603	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,368,854
152,502	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,241,363
99,395	Northern Emerging Markets Equity Index Fund	1,170,873

TOTAL EQUITY MUTUAL FUNDS — 91.81% (Cost $9,881,224)		$ 9,616,031
Account Balance		Fair Value
FIXED INTEREST CONTRACT
50,856 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 50,856

TOTAL FIXED INTEREST CONTRACT — 0.48% (Cost $50,856)		$ 50,856
TOTAL INVESTMENTS — 100.03% (Cost $10,720,493)		$10,477,933
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (3,631)
TOTAL NET ASSETS — 100.00%		$10,474,302

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2060 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
230	Great-West Bond Index Fund Institutional Class(a)	$ 2,278

TOTAL BOND MUTUAL FUNDS — 7.55% (Cost $2,223)		$ 2,278
EQUITY MUTUAL FUNDS
799	Great-West International Index Fund Institutional Class(a)	7,868
889	Great-West S&P 500® Index Fund Institutional Class(a)	8,800
424	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,801
450	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,667
306	Northern Emerging Markets Equity Index Fund	3,607

TOTAL EQUITY MUTUAL FUNDS — 92.01% (Cost $27,828)		$27,743
Account Balance		Fair Value
FIXED INTEREST CONTRACT
142 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 142

TOTAL FIXED INTEREST CONTRACT — 0.47% (Cost $142)		$ 142
TOTAL INVESTMENTS — 100.03% (Cost $30,193)		$30,163
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (10)
TOTAL NET ASSETS — 100.00%		$30,153

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund	Great-West SecureFoundation® Lifetime 2030 Fund
ASSETS:
Investments at fair value, affiliated(a)	$48,631,748	$57,557,628	$73,982,992
Investments at fair value, unaffiliated(b)	2,465,529	2,917,232	4,179,658
Subscriptions receivable	10,456	20,810	21,994
Receivable for investments sold	686,974	484,724	157,883
Total Assets	51,794,707	60,980,394	78,342,527
LIABILITIES:
Payable for distribution fees	973	2,292	600
Payable for investments purchased	-	-	7,513
Payable for shareholder services fees	13,674	16,194	20,693
Payable to investment adviser	3,146	3,722	4,959
Redemptions payable	697,430	505,534	172,364
Total Liabilities	715,223	527,742	206,129
NET ASSETS	$51,079,484	$60,452,652	$78,136,398
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$428,729	$547,314	$625,658
Paid-in capital in excess of par	48,297,752	57,198,691	73,561,650
Total distributable earnings	2,353,003	2,706,647	3,949,090
NET ASSETS	$51,079,484	$60,452,652	$78,136,398
NET ASSETS BY CLASS
Investor Class	$41,153,781	$32,588,190	$70,062,244
Service Class	$7,583,072	$25,591,082	$7,985,002
Class L	$2,342,631	$2,273,380	$89,152
CAPITAL STOCK:
Authorized
Investor Class	15,000,000	30,000,000	20,000,000
Service Class	5,000,000	30,000,000	5,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	3,457,696	2,953,217	5,613,435
Service Class	634,593	2,283,778	636,116
Class L	195,003	236,143	7,032
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.90	$11.03	$12.48
Service Class	$11.95	$11.21	$12.55
Class L	$12.01	$9.63	$12.68
(a) Cost of investments, affiliated	$48,256,925	$57,895,946	$73,576,397
(b) Cost of investments, unaffiliated	$2,283,356	$2,807,018	$3,835,072
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund	Great-West SecureFoundation® Lifetime 2045 Fund
ASSETS:
Investments at fair value, affiliated(a)	$49,222,167	$58,288,628	$23,956,720
Investments at fair value, unaffiliated(b)	3,626,302	5,330,321	2,546,116
Subscriptions receivable	36,565	16,399	12,827
Receivable for investments sold	279,983	24,531	311,392
Total Assets	53,165,017	63,659,879	26,827,055
LIABILITIES:
Payable for distribution fees	1,073	343	632
Payable for investments purchased	27,819	6,039	5,345
Payable for shareholder services fees	14,067	16,670	7,094
Payable to investment adviser	3,642	4,485	1,920
Redemptions payable	288,729	34,891	318,874
Total Liabilities	335,330	62,428	333,865
NET ASSETS	$52,829,687	$63,597,451	$26,493,190
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$446,035	$502,255	$220,612
Paid-in capital in excess of par	49,347,871	59,158,503	24,147,272
Total distributable earnings	3,035,781	3,936,693	2,125,306
NET ASSETS	$52,829,687	$63,597,451	$26,493,190
NET ASSETS BY CLASS
Investor Class	$38,462,558	$58,836,249	$18,051,569
Service Class	$14,337,682	$4,737,472	$8,417,905
Class L	$29,447	$23,730	$23,716
CAPITAL STOCK:
Authorized
Investor Class	30,000,000	15,000,000	10,000,000
Service Class	10,000,000	5,000,000	10,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	3,260,474	4,647,712	1,501,579
Service Class	1,196,984	372,976	702,206
Class L	2,895	1,857	2,334
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.80	$12.66	$12.02
Service Class	$11.98	$12.70	$11.99
Class L	$10.17	$12.78	$10.16
(a) Cost of investments, affiliated	$49,062,479	$58,429,377	$24,185,943
(b) Cost of investments, unaffiliated	$3,423,235	$4,780,760	$2,452,138
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund	Great-West SecureFoundation® Lifetime 2060 Fund
ASSETS:
Investments at fair value, affiliated(a)	$18,705,207	$9,307,060	$26,556
Investments at fair value, unaffiliated(b)	2,193,355	1,170,873	3,607
Subscriptions receivable	12,192	12,341	-
Receivable for investments sold	75,516	-	-
Total Assets	20,986,270	10,490,274	30,163
LIABILITIES:
Payable for distribution fees	154	191	-
Payable for investments purchased	375	7,604	-
Payable for shareholder services fees	5,469	2,721	8
Payable to investment adviser	1,467	719	2
Redemptions payable	87,333	4,737	-
Total Liabilities	94,798	15,972	10
NET ASSETS	$20,891,472	$10,474,302	$30,153
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$163,672	$84,678	$302
Paid-in capital in excess of par	19,499,963	9,993,152	29,878
Total distributable earnings	1,227,837	396,472	(27)
NET ASSETS	$20,891,472	$10,474,302	$30,153
NET ASSETS BY CLASS
Investor Class	$18,753,921	$7,829,984	$10,051
Service Class	$2,106,465	$2,620,867	$10,051
Class L	$31,086	$23,451	$10,051
CAPITAL STOCK:
Authorized
Investor Class	5,000,000	10,000,000	10,000,000
Service Class	5,000,000	10,000,000	10,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	1,469,511	633,709	1,006
Service Class	164,781	210,822	1,006
Class L	2,425	2,247	1,006
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.76	$12.36	$9.99
Service Class	$12.78	$12.43	$9.99
Class L	$12.82	$10.44	$9.99
(a) Cost of investments, affiliated	$18,805,447	$9,555,400	$26,537
(b) Cost of investments, unaffiliated	$2,097,877	$1,165,093	$3,656
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund	Great-West SecureFoundation® Lifetime 2030 Fund
INVESTMENT INCOME:
Interest, affiliated	$30,091	$36,315	$37,839
Dividends, affiliated	469,158	557,256	700,580
Total Income	499,249	593,571	738,419
EXPENSES:
Management fees	30,200	36,458	45,485
Shareholder services fees – Investor Class	71,200	54,888	118,686
Shareholder services fees – Service Class	13,186	47,633	13,834
Shareholder services fees – Class L	3,696	3,820	147
Distribution fees – Service Class	3,747	13,533	3,930
Distribution fees – Class L	2,624	2,710	104
Total Expenses	124,653	159,042	182,186
Less amount waived by distributor - Class L	-	-	24
Less management fees waived	9,832	11,880	13,518
Net Expenses	114,821	147,162	168,644
NET INVESTMENT INCOME	384,428	446,409	569,775
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	(115,474)	154,261	(332,215)
Net realized gain on investments, unaffiliated	50,836	75,100	153,331
Net Realized Gain (Loss)	(64,638)	229,361	(178,884)
Net change in unrealized appreciation on investments, affiliated	4,733,272	5,436,453	7,614,404
Net change in unrealized appreciation on investments, unaffiliated	207,189	239,532	284,715
Net Change in Unrealized Appreciation	4,940,461	5,675,985	7,899,119
Net Realized and Unrealized Gain	4,875,823	5,905,346	7,720,235
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,260,251	$6,351,755	$8,290,010
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund	Great-West SecureFoundation® Lifetime 2045 Fund
INVESTMENT INCOME:
Interest, affiliated	$14,735	$8,293	$1,678
Dividends, affiliated	453,991	508,038	207,326
Total Income	468,726	516,331	209,004
EXPENSES:
Management fees	30,892	35,794	15,650
Shareholder services fees – Investor Class	62,607	96,244	29,228
Shareholder services fees – Service Class	27,444	8,121	16,378
Shareholder services fees – Class L	49	39	39
Distribution fees – Service Class	7,798	2,307	4,652
Distribution fees – Class L	35	28	28
Total Expenses	128,825	142,533	65,975
Less amount waived by distributor - Class L	27	27	29
Less management fees waived	7,494	7,641	3,257
Net Expenses	121,304	134,865	62,689
NET INVESTMENT INCOME	347,422	381,466	146,315
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(275,538)	(173,873)	(123,321)
Net realized gain on investments, unaffiliated	103,378	54,719	74,867
Net Realized Loss	(172,160)	(119,154)	(48,454)
Net change in unrealized appreciation on investments, affiliated	5,705,011	6,888,770	3,226,221
Net change in unrealized appreciation on investments, unaffiliated	264,410	457,735	188,287
Net Change in Unrealized Appreciation	5,969,421	7,346,505	3,414,508
Net Realized and Unrealized Gain	5,797,261	7,227,351	3,366,054
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,144,683	$7,608,817	$3,512,369
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund	Great-West SecureFoundation® Lifetime 2060 Fund(a)
INVESTMENT INCOME:
Interest, affiliated	$763	$348	$1
Dividends, affiliated	154,604	75,298	199
Total Income	155,367	75,646	200
EXPENSES:
Management fees	11,659	5,738	6
Shareholder services fees – Investor Class	30,076	12,011	5
Shareholder services fees – Service Class	3,875	4,684	5
Shareholder services fees – Class L	51	39	6
Distribution fees – Service Class	1,100	1,331	2
Distribution fees – Class L	36	28	4
Total Expenses	46,797	23,831	28
Less amount waived by distributor - Service Class	-	-	2
Less amount waived by distributor - Class L	27	27	4
Less management fees waived	2,505	1,307	-
Net Expenses	44,265	22,497	22
NET INVESTMENT INCOME	111,102	53,149	178
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	(63,432)	(8,773)	5
Net realized gain on investments, unaffiliated	40,665	23,534	0
Net Realized Gain (Loss)	(22,767)	14,761	5
Net change in unrealized appreciation on investments, affiliated	2,322,065	1,103,851	19
Net change in unrealized appreciation (depreciation) on investments, unaffiliated	165,339	83,275	(49)
Net Change in Unrealized Appreciation (Depreciation)	2,487,404	1,187,126	(30)
Net Realized and Unrealized Gain (Loss)	2,464,637	1,201,887	(25)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,575,739	$1,255,036	$153
(a)Fund commenced operations on May 2, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West SecureFoundation® Lifetime 2020 Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$384,428	$1,169,166
Net realized gain (loss)	(64,638)	4,882,082
Net change in unrealized appreciation (depreciation)	4,940,461	(8,127,781)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,260,251	(2,076,533)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(317,437)	(4,129,921)
Service Class	(53,427)	(813,066)
Class L	(15,412)	(191,713)
From Net Investment Income and Net Realized Gains	(386,276)	(5,134,700)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,909,428	5,671,854
Service Class	894,813	2,540,477
Class L	288,555	119,841
Shares issued in reinvestment of distributions
Investor Class	317,437	4,129,921
Service Class	53,427	813,066
Class L	15,412	191,713
Shares redeemed
Investor Class	(5,318,126)	(34,172,189)
Service Class	(1,671,524)	(4,192,250)
Class L	(47,030)	(113,755)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(2,557,608)	(25,011,322)
Total Increase (Decrease) in Net Assets	2,316,367	(32,222,555)
NET ASSETS:
Beginning of Period	48,763,117	80,985,672
End of Period	$51,079,484	$48,763,117
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	251,630	452,985
Service Class	77,899	204,742
Class L	24,715	9,362
Shares issued in reinvestment of distributions
Investor Class	26,901	363,129
Service Class	4,509	70,914
Class L	1,294	16,690
Shares redeemed
Investor Class	(456,058)	(2,652,451)
Service Class	(144,568)	(333,478)
Class L	(4,028)	(9,041)
Net Decrease	(217,706)	(1,877,148)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West SecureFoundation® Lifetime 2025 Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$446,409	$1,433,796
Net realized gain	229,361	6,087,607
Net change in unrealized appreciation (depreciation)	5,675,985	(10,524,501)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,351,755	(3,003,098)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(255,305)	(2,956,091)
Service Class	(175,377)	(3,039,703)
Class L	(18,072)	(267,291)
From Net Investment Income and Net Realized Gains	(448,754)	(6,263,085)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,961,490	10,519,526
Service Class	1,372,229	7,770,593
Class L	6,500	1,109,845
Shares issued in reinvestment of distributions
Investor Class	255,305	2,956,091
Service Class	175,377	3,039,703
Class L	18,072	267,291
Shares redeemed
Investor Class	(4,252,127)	(18,360,717)
Service Class	(6,782,574)	(20,140,881)
Class L	(256,248)	(111,057)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,501,976)	(12,949,606)
Total Increase (Decrease) in Net Assets	401,025	(22,215,789)
NET ASSETS:
Beginning of Period	60,051,627	82,267,416
End of Period	$60,452,652	$60,051,627
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	366,760	907,760
Service Class	126,405	659,218
Class L	697	105,494
Shares issued in reinvestment of distributions
Investor Class	23,337	282,049
Service Class	15,786	282,779
Class L	1,894	28,976
Shares redeemed
Investor Class	(392,443)	(1,541,948)
Service Class	(620,600)	(1,703,068)
Class L	(28,700)	(10,744)
Net Decrease	(506,864)	(989,484)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West SecureFoundation® Lifetime 2030 Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$569,775	$1,719,526
Net realized gain (loss)	(178,884)	7,993,279
Net change in unrealized appreciation (depreciation)	7,899,119	(12,938,523)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,290,010	(3,225,718)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(517,179)	(7,171,478)
Service Class	(54,895)	(910,132)
Class L	(569)	(8,483)
From Net Investment Income and Net Realized Gains	(572,643)	(8,090,093)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,745,743	9,661,703
Service Class	823,653	3,039,606
Class L	-	686,481
Shares issued in reinvestment of distributions
Investor Class	517,179	7,171,478
Service Class	54,895	910,132
Class L	569	8,483
Shares redeemed
Investor Class	(6,279,660)	(45,291,441)
Service Class	(1,774,262)	(3,346,359)
Class L	-	(696,637)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(2,911,883)	(27,856,554)
Total Increase (Decrease) in Net Assets	4,805,484	(39,172,365)
NET ASSETS:
Beginning of Period	73,330,914	112,503,279
End of Period	$78,136,398	$73,330,914
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	308,527	734,025
Service Class	67,512	229,944
Class L	-	50,775
Shares issued in reinvestment of distributions
Investor Class	41,809	604,792
Service Class	4,413	75,986
Class L	45	704
Shares redeemed
Investor Class	(511,783)	(3,307,562)
Service Class	(146,100)	(255,034)
Class L	-	(50,775)
Net Decrease	(235,577)	(1,917,145)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West SecureFoundation® Lifetime 2035 Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$347,422	$1,164,145
Net realized gain (loss)	(172,160)	6,622,508
Net change in unrealized appreciation (depreciation)	5,969,421	(10,840,777)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,144,683	(3,054,124)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(263,875)	(4,260,944)
Service Class	(85,675)	(2,171,284)
Class L	(232)	(3,864)
From Net Investment Income and Net Realized Gains	(349,782)	(6,436,092)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	4,602,312	7,104,696
Service Class	1,021,433	3,612,625
Class L	-	62,477
Shares issued in reinvestment of distributions
Investor Class	263,875	4,260,944
Service Class	85,675	2,171,284
Class L	232	3,864
Shares redeemed
Investor Class	(3,438,462)	(18,198,511)
Service Class	(4,692,160)	(10,169,433)
Class L	-	(64,019)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(2,157,095)	(11,216,073)
Total Increase (Decrease) in Net Assets	3,637,806	(20,706,289)
NET ASSETS:
Beginning of Period	49,191,881	69,898,170
End of Period	$52,829,687	$49,191,881
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	400,734	558,373
Service Class	88,041	278,415
Class L	-	5,506
Shares issued in reinvestment of distributions
Investor Class	22,611	382,005
Service Class	7,230	190,098
Class L	23	398
Shares redeemed
Investor Class	(300,603)	(1,367,614)
Service Class	(401,181)	(781,700)
Class L	-	(5,505)
Net Decrease	(183,145)	(740,024)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West SecureFoundation® Lifetime 2040 Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$381,466	$1,327,801
Net realized gain (loss)	(119,154)	8,076,234
Net change in unrealized appreciation (depreciation)	7,346,505	(12,940,160)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,608,817	(3,536,125)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(358,350)	(6,990,935)
Service Class	(25,890)	(664,980)
Class L	(141)	(2,885)
From Net Investment Income and Net Realized Gains	(384,381)	(7,658,800)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,472,068	7,089,299
Service Class	513,189	2,099,910
Shares issued in reinvestment of distributions
Investor Class	358,350	6,990,935
Service Class	25,890	664,980
Class L	141	2,885
Shares redeemed
Investor Class	(2,399,243)	(34,580,878)
Service Class	(1,033,713)	(2,900,814)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	936,682	(20,633,683)
Total Increase (Decrease) in Net Assets	8,161,118	(31,828,608)
NET ASSETS:
Beginning of Period	55,436,333	87,264,941
End of Period	$63,597,451	$55,436,333
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	283,266	512,321
Service Class	41,815	154,472
Shares issued in reinvestment of distributions
Investor Class	28,645	583,892
Service Class	2,063	54,991
Class L	11	239
Shares redeemed
Investor Class	(196,305)	(2,384,577)
Service Class	(84,488)	(210,956)
Net Increase (Decrease)	75,007	(1,289,618)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West SecureFoundation® Lifetime 2045 Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$146,315	$602,699
Net realized gain (loss)	(48,454)	3,762,093
Net change in unrealized appreciation (depreciation)	3,414,508	(6,541,767)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,512,369	(2,176,975)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(104,828)	(1,994,664)
Service Class	(42,683)	(1,482,793)
Class L	(166)	(3,225)
From Net Investment Income and Net Realized Gains	(147,677)	(3,480,682)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,498,622	4,708,003
Service Class	811,895	2,884,957
Shares issued in reinvestment of distributions
Investor Class	104,828	1,994,664
Service Class	42,683	1,482,793
Class L	166	3,225
Shares redeemed
Investor Class	(1,576,474)	(7,209,588)
Service Class	(3,743,783)	(6,209,855)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,862,063)	(2,345,801)
Total Increase (Decrease) in Net Assets	1,502,629	(8,003,458)
NET ASSETS:
Beginning of Period	24,990,561	32,994,019
End of Period	$26,493,190	$24,990,561
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	213,565	362,735
Service Class	70,220	219,451
Shares issued in reinvestment of distributions
Investor Class	8,831	172,812
Service Class	3,605	127,544
Class L	17	328
Shares redeemed
Investor Class	(133,784)	(530,080)
Service Class	(321,898)	(474,385)
Net Decrease	(159,444)	(121,595)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West SecureFoundation® Lifetime 2050 Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$111,102	$419,164
Net realized gain (loss)	(22,767)	2,713,519
Net change in unrealized appreciation (depreciation)	2,487,404	(4,550,503)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,575,739	(1,417,820)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(102,249)	(2,106,633)
Service Class	(9,714)	(275,658)
Class L	(156)	(3,722)
From Net Investment Income and Net Realized Gains	(112,119)	(2,386,013)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,235,971	3,678,353
Service Class	648,539	1,066,346
Shares issued in reinvestment of distributions
Investor Class	102,249	2,106,633
Service Class	9,714	275,658
Class L	156	3,722
Shares redeemed
Investor Class	(1,262,603)	(8,421,466)
Service Class	(800,595)	(1,368,516)
Class L	(18)	(35)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	933,413	(2,659,305)
Total Increase (Decrease) in Net Assets	3,397,033	(6,463,138)
NET ASSETS:
Beginning of Period	17,494,439	23,957,577
End of Period	$20,891,472	$17,494,439
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	180,779	262,952
Service Class	53,045	76,280
Shares issued in reinvestment of distributions
Investor Class	8,115	175,857
Service Class	770	22,804
Class L	12	309
Shares redeemed
Investor Class	(102,167)	(572,391)
Service Class	(63,717)	(97,135)
Class L	(1)	(2)
Net Increase (Decrease)	76,836	(131,326)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West SecureFoundation® Lifetime 2055 Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$53,149	$197,315
Net realized gain	14,761	1,242,065
Net change in unrealized appreciation (depreciation)	1,187,126	(2,205,331)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,255,036	(765,951)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(41,707)	(679,131)
Service Class	(11,815)	(325,588)
Class L	(151)	(2,980)
From Net Investment Income and Net Realized Gains	(53,673)	(1,007,699)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,041,854	2,729,777
Service Class	409,394	1,455,876
Shares issued in reinvestment of distributions
Investor Class	41,707	679,131
Service Class	11,815	325,588
Class L	151	2,980
Shares redeemed
Investor Class	(838,776)	(2,286,397)
Service Class	(783,188)	(1,598,115)
Net Increase in Net Assets Resulting from Capital Share Transactions	882,957	1,308,840
Total Increase (Decrease) in Net Assets	2,084,320	(464,810)
NET ASSETS:
Beginning of Period	8,389,982	8,854,792
End of Period	$10,474,302	$8,389,982
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	170,819	204,375
Service Class	34,066	108,455
Shares issued in reinvestment of distributions
Investor Class	3,418	58,996
Service Class	963	27,839
Class L	15	302
Shares redeemed
Investor Class	(69,766)	(163,508)
Service Class	(64,539)	(117,881)
Net Increase	74,976	118,578
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019
Great-West SecureFoundation® Lifetime 2060 Fund	2019 (a) (Unaudited)
OPERATIONS:
Net investment income	$178
Net realized gain	5
Net change in unrealized depreciation	(30)
Net Increase in Net Assets Resulting from Operations	153
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(60)
Service Class	(60)
Class L	(60)
From Net Investment Income and Net Realized Gains	(180)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	10,000
Service Class	10,000
Class L	10,000
Shares issued in reinvestment of distributions
Investor Class	60
Service Class	60
Class L	60
Net Increase in Net Assets Resulting from Capital Share Transactions	30,180
Total Increase in Net Assets	30,153
NET ASSETS:
Beginning of Period	0
End of Period	$30,153
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,000
Service Class	1,000
Class L	1,000
Shares issued in reinvestment of distributions
Investor Class	6
Service Class	6
Class L	6
Net Increase	3,018
(a) Fund commenced operations on May 02, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/28/2019(Unaudited)	$10.81	0.09	1.09	1.18	(0.09)	-	(0.09)	$11.90	10.83% (e)
12/31/2018	$12.68	0.27	(0.91)	(0.64)	(0.28)	(0.95)	(1.23)	$10.81	(5.23%)
12/31/2017	$11.73	0.25	1.23	1.48	(0.26)	(0.27)	(0.53)	$12.68	12.67%
12/31/2016	$11.37	0.24	0.60	0.84	(0.24)	(0.24)	(0.48)	$11.73	7.44%
12/31/2015	$11.89	0.25	(0.32)	(0.07)	(0.20)	(0.25)	(0.45)	$11.37	(0.56%)
12/31/2014	$11.72	0.29	0.38	0.67	(0.20)	(0.30)	(0.50)	$11.89	5.75%
Service Class
06/28/2019(Unaudited)	$10.86	0.08	1.09	1.17	(0.08)	-	(0.08)	$11.95	10.82% (e)
12/31/2018	$12.72	0.26	(0.91)	(0.65)	(0.26)	(0.95)	(1.21)	$10.86	(5.37%)
12/31/2017	$11.74	0.23	1.25	1.48	(0.23)	(0.27)	(0.50)	$12.72	12.71%
12/31/2016	$11.39	0.24	0.58	0.82	(0.23)	(0.24)	(0.47)	$11.74	7.24%
12/31/2015	$11.90	0.20	(0.28)	(0.08)	(0.18)	(0.25)	(0.43)	$11.39	(0.68%)
12/31/2014	$11.72	0.19	0.47	0.66	(0.18)	(0.30)	(0.48)	$11.90	5.63%
Class L
06/28/2019(Unaudited)	$10.92	0.08	1.09	1.17	(0.08)	-	(0.08)	$12.01	10.72% (e)
12/31/2018	$12.78	0.25	(0.92)	(0.67)	(0.24)	(0.95)	(1.19)	$10.92	(5.50%)
12/31/2017	$11.80	0.22	1.24	1.46	(0.21)	(0.27)	(0.48)	$12.78	12.44%
12/31/2016	$11.43	0.23	0.59	0.82	(0.21)	(0.24)	(0.45)	$11.80	7.20%
12/31/2015	$11.94	0.19	(0.29)	(0.10)	(0.16)	(0.25)	(0.41)	$11.43	(0.86%)
12/31/2014	$11.76	0.21	0.44	0.65	(0.17)	(0.30)	(0.47)	$11.94	5.52%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$41,154	0.47% (h)	0.43% (h)	1.55% (h)	7% (e)
12/31/2018	$39,310	0.47%	0.43%	2.14%	22%
12/31/2017	$69,396	0.47%	0.44%	2.05%	15%
12/31/2016	$63,971	0.47%	0.44%	2.03%	21%
12/31/2015	$57,682	0.42%	0.39%	2.10%	17% (i)
12/31/2014	$18,134	0.12%	0.12%	2.41%	23%
Service Class
06/28/2019 (Unaudited)	$ 7,583	0.57% (h)	0.53% (h)	1.44% (h)	7% (e)
12/31/2018	$ 7,564	0.57%	0.53%	2.04%	22%
12/31/2017	$ 9,596	0.57%	0.54%	1.86%	15%
12/31/2016	$10,221	0.57%	0.54%	2.04%	21%
12/31/2015	$ 8,102	0.45%	0.44%	1.63%	17% (i)
12/31/2014	$ 8,567	0.22%	0.22%	1.57%	23%
Class L
06/28/2019 (Unaudited)	$ 2,343	0.72% (h)	0.68% (h)	1.41% (h)	7% (e)
12/31/2018	$ 1,889	0.72%	0.68%	2.03%	22%
12/31/2017	$ 1,994	0.72%	0.69%	1.78%	15%
12/31/2016	$ 1,913	0.72%	0.69%	1.98%	21%
12/31/2015	$ 750	0.61%	0.58%	1.56%	17% (i)
12/31/2014	$ 675	0.37%	0.36%	1.75%	23%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/28/2019(Unaudited)	$10.03	0.08	1.01	1.09	(0.09)	-	(0.09)	$11.03	10.83% (e)
12/31/2018	$11.76	0.27	(0.86)	(0.59)	(0.27)	(0.87)	(1.14)	$10.03	(5.27%)
12/31/2017	$10.98	0.24	1.15	1.39	(0.25)	(0.36)	(0.61)	$11.76	12.73%
12/31/2016	$10.88	0.24	0.55	0.79	(0.23)	(0.46)	(0.69)	$10.98	7.39%
12/31/2015	$11.85	0.21	(0.28)	(0.07)	(0.21)	(0.69)	(0.90)	$10.88	(0.60%)
12/31/2014	$11.82	0.32	0.35	0.67	(0.20)	(0.44)	(0.64)	$11.85	5.70%
Service Class
06/28/2019(Unaudited)	$10.18	0.07	1.04	1.11	(0.08)	-	(0.08)	$11.21	10.78% (e)
12/31/2018	$11.90	0.23	(0.85)	(0.62)	(0.23)	(0.87)	(1.10)	$10.18	(5.43%)
12/31/2017	$11.08	0.22	1.18	1.40	(0.22)	(0.36)	(0.58)	$11.90	12.74%
12/31/2016	$10.97	0.22	0.56	0.78	(0.21)	(0.46)	(0.67)	$11.08	7.23%
12/31/2015	$11.93	0.19	(0.27)	(0.08)	(0.19)	(0.69)	(0.88)	$10.97	(0.67%)
12/31/2014	$11.88	0.19	0.48	0.67	(0.18)	(0.44)	(0.62)	$11.93	5.62%
Class L
06/28/2019(Unaudited)	$ 8.76	0.06	0.89	0.95	(0.08)	-	(0.08)	$ 9.63	10.82% (e)
12/31/2018	$10.43	0.23	(0.78)	(0.55)	(0.25)	(0.87)	(1.12)	$ 8.76	(5.56%)
12/31/2017	$ 9.80	0.19	1.02	1.21	(0.22)	(0.36)	(0.58)	$10.43	12.45%
12/31/2016	$ 9.77	0.17	0.52	0.69	(0.20)	(0.46)	(0.66)	$ 9.80	7.15%
12/31/2015	$10.75	0.20	(0.29)	(0.09)	(0.20)	(0.69)	(0.89)	$ 9.77	(0.89%)
12/31/2014	$10.74	0.12	0.47	0.59	(0.14)	(0.44)	(0.58)	$10.75	5.53%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$32,588	0.47% (h)	0.43% (h)	1.58% (h)	8% (e)
12/31/2018	$29,639	0.47%	0.43%	2.33%	33%
12/31/2017	$38,911	0.47%	0.44%	2.10%	25%
12/31/2016	$32,386	0.47%	0.45%	2.12%	23%
12/31/2015	$26,126	0.36%	0.34%	1.76%	22% (i)
12/31/2014	$25,242	0.12%	0.12%	2.67%	20%
Service Class
06/28/2019 (Unaudited)	$25,591	0.57% (h)	0.53% (h)	1.35% (h)	8% (e)
12/31/2018	$28,115	0.57%	0.53%	1.92%	33%
12/31/2017	$41,911	0.57%	0.54%	1.85%	25%
12/31/2016	$45,951	0.57%	0.55%	1.92%	23%
12/31/2015	$43,458	0.45%	0.44%	1.61%	22% (i)
12/31/2014	$45,443	0.22%	0.22%	1.53%	20%
Class L
06/28/2019 (Unaudited)	$ 2,273	0.72% (h)	0.68% (h)	1.32% (h)	8% (e)
12/31/2018	$ 2,298	0.72%	0.68%	2.26%	33%
12/31/2017	$ 1,445	0.72%	0.68%	1.86%	25%
12/31/2016	$ 1,106	0.72%	0.69%	1.74%	23%
12/31/2015	$ 1,076	0.65%	0.63%	1.90%	22% (i)
12/31/2014	$ 338	0.37%	0.36%	1.14%	20%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/28/2019(Unaudited)	$11.29	0.09	1.19	1.28	(0.09)	-	(0.09)	$12.48	11.37% (e)
12/31/2018	$13.37	0.29	(1.00)	(0.71)	(0.29)	(1.08)	(1.37)	$11.29	(5.56%)
12/31/2017	$12.20	0.27	1.46	1.73	(0.27)	(0.29)	(0.56)	$13.37	14.32%
12/31/2016	$11.75	0.25	0.72	0.97	(0.25)	(0.27)	(0.52)	$12.20	8.31%
12/31/2015	$12.35	0.26	(0.38)	(0.12)	(0.21)	(0.27)	(0.48)	$11.75	(1.05%)
12/31/2014	$12.13	0.39	0.29	0.68	(0.20)	(0.26)	(0.46)	$12.35	5.56%
Service Class
06/28/2019(Unaudited)	$11.35	0.08	1.21	1.29	(0.09)	-	(0.09)	$12.55	11.24% (e)
12/31/2018	$13.43	0.28	(1.01)	(0.73)	(0.27)	(1.08)	(1.35)	$11.35	(5.61%)
12/31/2017	$12.24	0.25	1.48	1.73	(0.25)	(0.29)	(0.54)	$13.43	14.24%
12/31/2016	$11.78	0.22	0.73	0.95	(0.22)	(0.27)	(0.49)	$12.24	8.15%
12/31/2015	$12.37	0.22	(0.35)	(0.13)	(0.19)	(0.27)	(0.46)	$11.78	(1.11%)
12/31/2014	$12.13	0.19	0.48	0.67	(0.17)	(0.26)	(0.43)	$12.37	5.51%
Class L
06/28/2019(Unaudited)	$11.47	0.08	1.21	1.29	(0.08)	-	(0.08)	$12.68	11.27% (e)
12/31/2018	$13.55	0.25	(1.01)	(0.76)	(0.24)	(1.08)	(1.32)	$11.47	(5.87%)
12/31/2017	$12.32	0.21	1.52	1.73	(0.21)	(0.29)	(0.50)	$13.55	14.17%
12/31/2016	$11.86	0.23	0.71	0.94	(0.21)	(0.27)	(0.48)	$12.32	7.99%
12/31/2015	$12.43	0.18	(0.32)	(0.14)	(0.16)	(0.27)	(0.43)	$11.86	(1.19%)
12/31/2014	$12.20	0.21	0.44	0.65	(0.16)	(0.26)	(0.42)	$12.43	5.30%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 70,062	0.47% (h)	0.43% (h)	1.52% (h)	6% (e)
12/31/2018	$ 65,188	0.47%	0.44%	2.23%	30%
12/31/2017	$103,562	0.47%	0.44%	2.10%	11%
12/31/2016	$ 88,168	0.47%	0.45%	2.06%	18%
12/31/2015	$ 77,847	0.41%	0.39%	2.08%	15% (i)
12/31/2014	$ 24,972	0.12%	0.12%	3.14%	14%
Service Class
06/28/2019 (Unaudited)	$ 7,985	0.57% (h)	0.53% (h)	1.40% (h)	6% (e)
12/31/2018	$ 8,063	0.57%	0.54%	2.13%	30%
12/31/2017	$ 8,856	0.57%	0.54%	1.94%	11%
12/31/2016	$ 8,973	0.57%	0.55%	1.81%	18%
12/31/2015	$ 9,308	0.46%	0.44%	1.76%	15% (i)
12/31/2014	$ 7,630	0.22%	0.22%	1.54%	14%
Class L
06/28/2019 (Unaudited)	$ 89	0.72% (h)	0.62% (h)	1.35% (h)	6% (e)
12/31/2018	$ 80	0.71%	0.63%	1.85%	30%
12/31/2017	$ 85	0.72%	0.65%	1.61%	11%
12/31/2016	$ 155	0.72%	0.67%	1.87%	18%
12/31/2015	$ 140	0.60%	0.56%	1.46%	15% (i)
12/31/2014	$ 147	0.37%	0.33%	1.67%	14%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/28/2019(Unaudited)	$10.54	0.08	1.26	1.34	(0.08)	-	(0.08)	$11.80	12.62% (e)
12/31/2018	$12.94	0.29	(1.14)	(0.85)	(0.29)	(1.26)	(1.55)	$10.54	(6.82%)
12/31/2017	$11.70	0.27	1.67	1.94	(0.27)	(0.43)	(0.70)	$12.94	16.80%
12/31/2016	$11.59	0.25	0.82	1.07	(0.26)	(0.70)	(0.96)	$11.70	9.29%
12/31/2015	$12.64	0.22	(0.40)	(0.18)	(0.21)	(0.66)	(0.87)	$11.59	(1.43%)
12/31/2014	$12.48	0.42	0.25	0.67	(0.20)	(0.31)	(0.51)	$12.64	5.36%
Service Class
06/28/2019(Unaudited)	$10.70	0.07	1.28	1.35	(0.07)	-	(0.07)	$11.98	12.52% (e)
12/31/2018	$13.08	0.24	(1.11)	(0.87)	(0.25)	(1.26)	(1.51)	$10.70	(6.88%)
12/31/2017	$11.81	0.23	1.71	1.94	(0.24)	(0.43)	(0.67)	$13.08	16.60%
12/31/2016	$11.68	0.22	0.84	1.06	(0.23)	(0.70)	(0.93)	$11.81	9.19%
12/31/2015	$12.72	0.20	(0.39)	(0.19)	(0.19)	(0.66)	(0.85)	$11.68	(1.49%)
12/31/2014	$12.54	0.19	0.48	0.67	(0.18)	(0.31)	(0.49)	$12.72	5.27%
Class L
06/28/2019(Unaudited)	$ 9.11	0.07	1.07	1.14	(0.08)	-	(0.08)	$10.17	12.53% (e)
12/31/2018	$11.37	0.18	(0.93)	(0.75)	(0.25)	(1.26)	(1.51)	$ 9.11	(6.97%)
12/31/2017	$10.37	0.23	1.47	1.70	(0.27)	(0.43)	(0.70)	$11.37	16.63%
12/31/2016	$10.38	0.21	0.73	0.94	(0.25)	(0.70)	(0.95)	$10.37	9.19%
12/31/2015	$11.41	0.18	(0.34)	(0.16)	(0.21)	(0.66)	(0.87)	$10.38	(1.45%)
12/31/2014	$11.31	0.19	0.42	0.61	(0.20)	(0.31)	(0.51)	$11.41	5.30%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$38,463	0.47% (h)	0.44% (h)	1.44% (h)	11% (e)
12/31/2018	$33,083	0.47%	0.44%	2.31%	32%
12/31/2017	$46,119	0.47%	0.45%	2.15%	22%
12/31/2016	$38,286	0.47%	0.45%	2.08%	26%
12/31/2015	$33,646	0.36%	0.34%	1.70%	17% (i)
12/31/2014	$32,021	0.12%	0.12%	3.25%	15%
Service Class
06/28/2019 (Unaudited)	$14,338	0.57% (h)	0.54% (h)	1.15% (h)	11% (e)
12/31/2018	$16,083	0.57%	0.54%	1.88%	32%
12/31/2017	$23,751	0.57%	0.55%	1.78%	22%
12/31/2016	$27,995	0.57%	0.55%	1.84%	26%
12/31/2015	$30,846	0.45%	0.44%	1.56%	17% (i)
12/31/2014	$31,556	0.22%	0.22%	1.46%	15%
Class L
06/28/2019 (Unaudited)	$ 29	0.68% (h)	0.50% (h)	1.34% (h)	11% (e)
12/31/2018	$ 26	0.68%	0.54%	1.62%	32%
12/31/2017	$ 28	0.72%	0.54%	2.04%	22%
12/31/2016	$ 24	0.72%	0.52%	1.99%	26%
12/31/2015	$ 22	0.59%	0.40%	1.61%	17% (i)
12/31/2014	$ 22	0.37%	0.15%	1.65%	15%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/28/2019(Unaudited)	$11.20	0.08	1.46	1.54	(0.08)	-	(0.08)	$12.66	13.63% (e)
12/31/2018	$13.99	0.31	(1.36)	(1.05)	(0.30)	(1.44)	(1.74)	$11.20	(7.86%)
12/31/2017	$12.35	0.29	1.99	2.28	(0.29)	(0.35)	(0.64)	$13.99	18.60%
12/31/2016	$11.79	0.26	0.91	1.17	(0.26)	(0.35)	(0.61)	$12.35	10.06%
12/31/2015	$12.48	0.27	(0.48)	(0.21)	(0.21)	(0.27)	(0.48)	$11.79	(1.74%)
12/31/2014	$12.34	0.46	0.17	0.63	(0.20)	(0.29)	(0.49)	$12.48	5.02%
Service Class
06/28/2019(Unaudited)	$11.24	0.07	1.46	1.53	(0.07)	-	(0.07)	$12.70	13.52% (e)
12/31/2018	$14.02	0.28	(1.35)	(1.07)	(0.27)	(1.44)	(1.71)	$11.24	(7.96%)
12/31/2017	$12.35	0.24	2.03	2.27	(0.25)	(0.35)	(0.60)	$14.02	18.54%
12/31/2016	$11.79	0.24	0.91	1.15	(0.24)	(0.35)	(0.59)	$12.35	9.90%
12/31/2015	$12.47	0.20	(0.43)	(0.23)	(0.18)	(0.27)	(0.45)	$11.79	(1.83%)
12/31/2014	$12.31	0.19	0.43	0.62	(0.17)	(0.29)	(0.46)	$12.47	4.97%
Class L
06/28/2019(Unaudited)	$11.31	0.08	1.47	1.55	(0.08)	-	(0.08)	$12.78	13.58% (e)
12/31/2018	$14.12	0.31	(1.38)	(1.07)	(0.30)	(1.44)	(1.74)	$11.31	(7.94%)
12/31/2017	$12.46	0.29	2.01	2.30	(0.29)	(0.35)	(0.64)	$14.12	18.57%
12/31/2016	$11.89	0.25	0.93	1.18	(0.26)	(0.35)	(0.61)	$12.46	10.04%
12/31/2015	$12.57	0.21	(0.42)	(0.21)	(0.20)	(0.27)	(0.47)	$11.89	(1.71%)
12/31/2014	$12.39	0.15	0.48	0.63	(0.16)	(0.29)	(0.45)	$12.57	5.07%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$58,836	0.47% (h)	0.44% (h)	1.29% (h)	5% (e)
12/31/2018	$50,767	0.47%	0.45%	2.21%	28%
12/31/2017	$81,424	0.47%	0.45%	2.19%	11%
12/31/2016	$66,284	0.47%	0.45%	2.12%	15%
12/31/2015	$57,399	0.42%	0.40%	2.15%	13% (i)
12/31/2014	$13,959	0.12%	0.12%	3.68%	15%
Service Class
06/28/2019 (Unaudited)	$ 4,737	0.57% (h)	0.54% (h)	1.12% (h)	5% (e)
12/31/2018	$ 4,648	0.57%	0.55%	1.99%	28%
12/31/2017	$ 5,818	0.57%	0.55%	1.83%	11%
12/31/2016	$ 6,654	0.57%	0.55%	1.99%	15%
12/31/2015	$ 6,122	0.46%	0.44%	1.62%	13% (i)
12/31/2014	$ 5,653	0.22%	0.22%	1.48%	15%
Class L
06/28/2019 (Unaudited)	$ 24	0.67% (h)	0.46% (h)	1.25% (h)	5% (e)
12/31/2018	$ 21	0.67%	0.46%	2.22%	28%
12/31/2017	$ 23	0.72%	0.49%	2.12%	11%
12/31/2016	$ 19	0.72%	0.46%	2.08%	15%
12/31/2015	$ 17	0.60%	0.34%	1.64%	13% (i)
12/31/2014	$ 18	0.37%	0.17%	1.18%	15%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/28/2019(Unaudited)	$10.58	0.07	1.44	1.51	(0.07)	-	(0.07)	$12.02	14.27% (e)
12/31/2018	$13.29	0.31	(1.38)	(1.07)	(0.33)	(1.31)	(1.64)	$10.58	(8.74%)
12/31/2017	$11.75	0.29	1.98	2.27	(0.22)	(0.51)	(0.73)	$13.29	19.65%
12/31/2016	$11.47	0.25	0.92	1.17	(0.07)	(0.82)	(0.89)	$11.75	10.41%
12/31/2015	$12.60	0.22	(0.46)	(0.24)	(0.21)	(0.68)	(0.89)	$11.47	(1.93%)
12/31/2014	$12.57	0.41	0.18	0.59	(0.20)	(0.36)	(0.56)	$12.60	4.72%
Service Class
06/28/2019(Unaudited)	$10.55	0.05	1.45	1.50	(0.06)	-	(0.06)	$11.99	14.21% (e)
12/31/2018	$13.24	0.24	(1.33)	(1.09)	(0.29)	(1.31)	(1.60)	$10.55	(8.84%)
12/31/2017	$11.74	0.24	2.02	2.26	(0.25)	(0.51)	(0.76)	$13.24	19.63%
12/31/2016	$11.47	0.22	0.94	1.16	(0.07)	(0.82)	(0.89)	$11.74	10.26%
12/31/2015	$12.59	0.20	(0.45)	(0.25)	(0.19)	(0.68)	(0.87)	$11.47	(2.01%)
12/31/2014	$12.55	0.19	0.39	0.58	(0.18)	(0.36)	(0.54)	$12.59	4.58%
Class L
06/28/2019(Unaudited)	$ 8.96	0.06	1.21	1.27	(0.07)	-	(0.07)	$10.16	14.20% (e)
12/31/2018	$11.44	0.25	(1.17)	(0.92)	(0.25)	(1.31)	(1.56)	$ 8.96	(8.77%)
12/31/2017	$10.20	0.06	1.89	1.95	(0.20)	(0.51)	(0.71)	$11.44	19.51%
12/31/2016	$10.07	0.20	0.81	1.01	(0.06)	(0.82)	(0.88)	$10.20	10.20%
12/31/2015	$11.18	0.18	(0.40)	(0.22)	(0.21)	(0.68)	(0.89)	$10.07	(1.97%)
12/31/2014	$11.12	0.09	0.42	0.51	(0.09)	(0.36)	(0.45)	$11.18	4.58%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$18,052	0.47% (h)	0.45% (h)	1.24% (h)	12% (e)
12/31/2018	$14,948	0.47%	0.45%	2.38%	36%
12/31/2017	$18,708	0.47%	0.45%	2.25%	23%
12/31/2016	$14,328	0.47%	0.45%	2.17%	27%
12/31/2015	$11,695	0.36%	0.34%	1.74%	15% (i)
12/31/2014	$10,018	0.12%	0.12%	3.17%	12%
Service Class
06/28/2019 (Unaudited)	$ 8,418	0.57% (h)	0.55% (h)	0.92% (h)	12% (e)
12/31/2018	$10,022	0.57%	0.55%	1.84%	36%
12/31/2017	$14,264	0.57%	0.55%	1.91%	23%
12/31/2016	$14,465	0.57%	0.55%	1.89%	27%
12/31/2015	$14,883	0.45%	0.44%	1.57%	15% (i)
12/31/2014	$15,042	0.22%	0.22%	1.47%	12%
Class L
06/28/2019 (Unaudited)	$ 24	0.66% (h)	0.45% (h)	1.18% (h)	12% (e)
12/31/2018	$ 21	0.67%	0.46%	2.20%	36%
12/31/2017	$ 23	0.72%	0.65%	0.57%	23%
12/31/2016	$ 95	0.72%	0.65%	1.93%	27%
12/31/2015	$ 17	0.60%	0.33%	1.64%	15% (i)
12/31/2014	$ 18	0.37%	0.30%	0.82%	12%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/28/2019(Unaudited)	$11.21	0.07	1.55	1.62	(0.07)	-	(0.07)	$12.76	14.35% (e)
12/31/2018	$14.17	0.32	(1.55)	(1.23)	(0.30)	(1.43)	(1.73)	$11.21	(9.05%)
12/31/2017	$12.38	0.31	2.16	2.47	(0.29)	(0.39)	(0.68)	$14.17	20.14%
12/31/2016	$11.78	0.27	0.95	1.22	(0.26)	(0.36)	(0.62)	$12.38	10.50%
12/31/2015	$12.55	0.24	(0.50)	(0.26)	(0.21)	(0.30)	(0.51)	$11.78	(2.11%)
12/31/2014	$12.44	0.50	0.07	0.57	(0.20)	(0.26)	(0.46)	$12.55	4.54%
Service Class
06/28/2019(Unaudited)	$11.23	0.05	1.56	1.61	(0.06)	-	(0.06)	$12.78	14.23% (e)
12/31/2018	$14.16	0.27	(1.50)	(1.23)	(0.27)	(1.43)	(1.70)	$11.23	(9.06%)
12/31/2017	$12.36	0.26	2.19	2.45	(0.26)	(0.39)	(0.65)	$14.16	20.00%
12/31/2016	$11.76	0.25	0.96	1.21	(0.25)	(0.36)	(0.61)	$12.36	10.37%
12/31/2015	$12.52	0.20	(0.47)	(0.27)	(0.19)	(0.30)	(0.49)	$11.76	(2.20%)
12/31/2014	$12.41	0.20	0.34	0.54	(0.17)	(0.26)	(0.43)	$12.52	4.34%
Class L
06/28/2019(Unaudited)	$11.27	0.06	1.55	1.61	(0.06)	-	(0.06)	$12.82	14.33% (e)
12/31/2018	$14.23	0.30	(1.54)	(1.24)	(0.29)	(1.43)	(1.72)	$11.27	(9.20%)
12/31/2017	$12.43	0.28	2.19	2.47	(0.28)	(0.39)	(0.67)	$14.23	20.01%
12/31/2016	$11.83	0.27	0.95	1.22	(0.26)	(0.36)	(0.62)	$12.43	10.39%
12/31/2015	$12.60	0.21	(0.48)	(0.27)	(0.20)	(0.30)	(0.50)	$11.83	(2.16%)
12/31/2014	$12.48	0.20	0.37	0.57	(0.19)	(0.26)	(0.45)	$12.60	4.51%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$18,754	0.47% (h)	0.44% (h)	1.18% (h)	9% (e)
12/31/2018	$15,506	0.47%	0.45%	2.30%	37%
12/31/2017	$21,481	0.47%	0.45%	2.26%	15%
12/31/2016	$16,322	0.47%	0.45%	2.28%	13%
12/31/2015	$12,130	0.39%	0.36%	1.93%	13% (i)
12/31/2014	$ 6,748	0.12%	0.12%	3.94%	17%
Service Class
06/28/2019 (Unaudited)	$ 2,106	0.57% (h)	0.54% (h)	0.89% (h)	9% (e)
12/31/2018	$ 1,962	0.57%	0.55%	1.91%	37%
12/31/2017	$ 2,446	0.57%	0.54%	1.93%	15%
12/31/2016	$ 2,453	0.57%	0.55%	2.11%	13%
12/31/2015	$ 1,895	0.46%	0.44%	1.61%	13% (i)
12/31/2014	$ 1,688	0.22%	0.22%	1.57%	17%
Class L
06/28/2019 (Unaudited)	$ 31	0.69% (h)	0.52% (h)	1.06% (h)	9% (e)
12/31/2018	$ 27	0.68%	0.51%	2.15%	37%
12/31/2017	$ 30	0.72%	0.53%	2.10%	15%
12/31/2016	$ 25	0.72%	0.50%	2.22%	13%
12/31/2015	$ 17	0.60%	0.34%	1.62%	13% (i)
12/31/2014	$ 18	0.37%	0.12%	1.55%	17%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/28/2019(Unaudited)	$10.86	0.07	1.50	1.57	(0.07)	-	(0.07)	$12.36	14.34% (e)
12/31/2018	$13.55	0.34	(1.53)	(1.19)	(0.30)	(1.20)	(1.50)	$10.86	(9.22%)
12/31/2017	$11.80	0.32	2.06	2.38	(0.29)	(0.34)	(0.63)	$13.55	20.34%
12/31/2016	$11.44	0.28	0.90	1.18	(0.26)	(0.56)	(0.82)	$11.80	10.52%
12/31/2015	$12.48	0.24	(0.52)	(0.28)	(0.21)	(0.55)	(0.76)	$11.44	(2.28%)
12/31/2014	$12.76	0.35	0.20	0.55	(0.21)	(0.62)	(0.83)	$12.48	4.25%
Service Class
06/28/2019(Unaudited)	$10.92	0.05	1.52	1.57	(0.06)	-	(0.06)	$12.43	14.35% (e)
12/31/2018	$13.59	0.27	(1.48)	(1.21)	(0.26)	(1.20)	(1.46)	$10.92	(9.32%)
12/31/2017	$11.82	0.27	2.10	2.37	(0.26)	(0.34)	(0.60)	$13.59	20.23%
12/31/2016	$11.44	0.21	0.96	1.17	(0.23)	(0.56)	(0.79)	$11.82	10.41%
12/31/2015	$12.47	0.20	(0.49)	(0.29)	(0.19)	(0.55)	(0.74)	$11.44	(2.37%)
12/31/2014	$12.75	0.20	0.32	0.52	(0.18)	(0.62)	(0.80)	$12.47	4.07%
Class L
06/28/2019(Unaudited)	$ 9.18	0.05	1.28	1.33	(0.07)	-	(0.07)	$10.44	14.35% (e)
12/31/2018	$11.71	0.25	(1.28)	(1.03)	(0.30)	(1.20)	(1.50)	$ 9.18	(9.23%)
12/31/2017	$10.28	0.24	1.82	2.06	(0.29)	(0.34)	(0.63)	$11.71	20.25%
12/31/2016	$10.07	0.22	0.81	1.03	(0.26)	(0.56)	(0.82)	$10.28	10.46%
12/31/2015	$11.08	0.18	(0.43)	(0.25)	(0.21)	(0.55)	(0.76)	$10.07	(2.31%)
12/31/2014	$11.41	0.18	0.31	0.49	(0.20)	(0.62)	(0.82)	$11.08	4.27%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$7,830	0.47% (h)	0.44% (h)	1.19% (h)	13% (e)
12/31/2018	$5,745	0.47%	0.44%	2.55%	39%
12/31/2017	$5,817	0.47%	0.44%	2.46%	20%
12/31/2016	$3,441	0.47%	0.45%	2.42%	32%
12/31/2015	$2,118	0.37%	0.35%	1.92%	15% (i)
12/31/2014	$1,532	0.12%	0.12%	2.70%	25%
Service Class
06/28/2019 (Unaudited)	$2,621	0.57% (h)	0.54% (h)	0.90% (h)	13% (e)
12/31/2018	$2,624	0.57%	0.54%	1.97%	39%
12/31/2017	$3,015	0.57%	0.54%	2.07%	20%
12/31/2016	$2,480	0.57%	0.55%	1.83%	32%
12/31/2015	$2,566	0.46%	0.44%	1.63%	15% (i)
12/31/2014	$2,126	0.22%	0.22%	1.57%	25%
Class L
06/28/2019 (Unaudited)	$ 23	0.66% (h)	0.45% (h)	1.06% (h)	13% (e)
12/31/2018	$ 21	0.65%	0.44%	2.21%	39%
12/31/2017	$ 23	0.72%	0.50%	2.13%	20%
12/31/2016	$ 19	0.72%	0.45%	2.10%	32%
12/31/2015	$ 17	0.58%	0.33%	1.62%	15% (i)
12/31/2014	$ 17	0.22%	0.12%	1.56%	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2060 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized loss	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/28/2019(Unaudited) (e)	$10.00	0.06	(0.01)	0.05	(0.06)	-	(0.06)	$9.99	0.51% (f)
Service Class
06/28/2019(Unaudited) (e)	$10.00	0.06	(0.01)	0.05	(0.06)	-	(0.06)	$9.99	0.51% (f)
Class L
06/28/2019(Unaudited) (e)	$10.00	0.06	(0.01)	0.05	(0.06)	-	(0.06)	$9.99	0.51% (f)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)(e)	$10	0.47% (h)	0.46% (h)	3.80% (h)	1%
Service Class
06/28/2019 (Unaudited)(e)	$10	0.57% (h)	0.46% (h)	3.86% (h)	1%
Class L
06/28/2019 (Unaudited)(e)	$10	0.72% (h)	0.46% (h)	3.80% (h)	1%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Fund commenced operations on May 2, 2019.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-seven funds. Interests in the Great-West SecureFoundation® Lifetime 2020 Fund, the Great-West SecureFoundation® Lifetime 2025 Fund, the Great-West SecureFoundation® Lifetime 2030 Fund, the Great-West SecureFoundation® Lifetime 2035 Fund, the Great-West SecureFoundation® Lifetime 2040 Fund, the Great-West SecureFoundation® Lifetime 2045 Fund, the Great-West SecureFoundation® Lifetime 2050 Fund, Great-West SecureFoundation® Lifetime 2055 Fund, and the Great-West SecureFoundation® Lifetime 2060 Fund (each a Fund, collectively, the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation and income consistent with its current asset allocation. Over time, until ten years prior to the date noted in the name of the Fund (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Fund reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees and to plan sponsors of qualified retirement plans.
Each of the Funds offer four share classes, referred to as Investor Class, Service Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information Investor Class, Service Class and Class L; Institutional Class has not yet been capitalized.
Shares of the Funds can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the applicable Fund. The redemption or exchange of all shares of a Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Funds or the Funds themselves; therefore, the Guarantee does not guarantee the investment performance of the Funds.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

Semi-Annual Report - June 28, 2019

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by GWL&A (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2019, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.

Semi-Annual Report - June 28, 2019

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2019 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West SecureFoundation® Lifetime 2020 Fund	$51,288,755	$1,465,664	$(1,657,142)	$(191,478)
Great-West SecureFoundation® Lifetime 2025 Fund	61,320,892	1,494,173	(2,340,205)	(846,032)
Great-West SecureFoundation® Lifetime 2030 Fund	78,293,970	2,362,673	(2,493,993)	(131,320)
Great-West SecureFoundation® Lifetime 2035 Fund	53,185,756	1,838,117	(2,175,404)	(337,287)
Great-West SecureFoundation® Lifetime 2040 Fund	64,021,718	2,230,173	(2,632,942)	(402,769)
Great-West SecureFoundation® Lifetime 2045 Fund	27,060,477	942,535	(1,500,176)	(557,641)
Great-West SecureFoundation® Lifetime 2050 Fund	21,164,630	798,989	(1,065,057)	(266,068)
Great-West SecureFoundation® Lifetime 2055 Fund	10,828,698	284,433	(635,198)	(350,765)
Great-West SecureFoundation® Lifetime 2060 Fund	30,193	153	(183)	(30)
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds, and to reduce its management fee by an amount equal to the difference between the shareholder services fees charged by GWL&A and any compensation received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class, Service Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-seven funds for which they serve as directors was $540,000 for the period ended June 28, 2019.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the SEC. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

Semi-Annual Report - June 28, 2019

The following tables are a summary of the transactions for each underlying investment during the period ended June 28, 2019, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Securefoundation® Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,853,459	$17,405,446	$1,860,898	$1,797,170	$ (49,269)	$ 861,531	$250,224	$18,330,705	35.88%
					(49,269)	861,531	250,224	18,330,705	35.88
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	749,126	7,027,924	250,680	846,589	23,922	946,880	-	7,378,895	14.45
Great-West S&P 500® Index Fund Institutional Class	1,121,869	10,694,584	409,940	1,777,841	(36,888)	1,779,820	152,645	11,106,503	21.74
Great-West S&P Mid Cap 400® Index Fund Institutional Class	531,407	4,560,977	286,314	817,133	17,411	736,562	41,639	4,766,720	9.33
Great-West S&P Small Cap 600® Index Fund Institutional Class	356,367	2,791,607	275,934	575,190	(70,650)	408,479	24,650	2,900,830	5.68
					(66,205)	3,871,741	218,934	26,152,948	51.20
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	4,148,095	3,921,783	505,805	309,584	-	-	30,091	4,148,095	8.12
					0	0	30,091	4,148,095	8.12
				Total	$(115,474)	$4,733,272	$499,249	$48,631,748	95.20%
Great-West Securefoundation® Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,193,233	$21,444,111	$2,378,976	$3,171,640	$ (61,914)	$1,039,629	$298,878	$21,691,076	35.88%
					(61,914)	1,039,629	298,878	21,691,076	35.88
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	887,268	8,641,432	470,788	1,362,343	184,442	989,718	-	8,739,595	14.46
Great-West S&P 500® Index Fund Institutional Class	1,325,591	13,149,510	716,597	2,730,939	126,694	1,988,183	180,029	13,123,351	21.71
Great-West S&P Mid Cap 400® Index Fund Institutional Class	630,187	5,603,447	360,382	1,190,365	34,209	879,310	49,205	5,652,774	9.35
Great-West S&P Small Cap 600® Index Fund Institutional Class	422,746	3,436,631	300,620	835,714	(129,170)	539,613	29,144	3,441,150	5.69
					216,175	4,396,824	258,378	30,956,870	51.21
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	4,909,682	4,839,297	623,795	589,724	-	-	36,315	4,909,682	8.12
					0	0	36,315	4,909,682	8.12
				Total	$ 154,261	$5,436,453	$593,571	$57,557,628	95.21%

Semi-Annual Report - June 28, 2019

Great-West Securefoundation® Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,599,565	$23,975,774	$2,395,982	$1,804,375	$ (24,734)	$1,142,312	$346,387	$25,709,693	32.90%
					(24,734)	1,142,312	346,387	25,709,693	32.90
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,243,266	11,443,588	323,156	1,142,222	(33,354)	1,621,647	-	12,246,169	15.67
Great-West S&P 500® Index Fund Institutional Class	1,823,999	17,089,489	630,421	2,577,765	(110,235)	2,915,448	245,930	18,057,593	23.11
Great-West S&P Mid Cap 400® Index Fund Institutional Class	865,596	7,288,435	379,600	1,204,994	(90,140)	1,301,358	67,175	7,764,399	9.94
Great-West S&P Small Cap 600® Index Fund Institutional Class	599,451	4,613,872	357,455	725,434	(73,752)	633,639	41,088	4,879,532	6.24
					(307,481)	6,472,092	354,193	42,947,693	54.96
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	5,325,606	4,943,484	610,860	266,577	-	-	37,839	5,325,606	6.82
					0	0	37,839	5,325,606	6.82
				Total	$(332,215)	$7,614,404	$738,419	$73,982,992	94.68%
Great-West Securefoundation® Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,272,685	$11,637,439	$1,986,284	$1,637,974	$ (46,706)	$ 601,109	$170,640	$12,586,858	23.83%
					(46,706)	601,109	170,640	12,586,858	23.83
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,025,299	9,347,304	864,692	1,432,262	(18,877)	1,319,463	-	10,099,197	19.12
Great-West S&P 500® Index Fund Institutional Class	1,436,686	13,318,269	933,553	2,250,955	(49,038)	2,222,322	194,998	14,223,189	26.92
Great-West S&P Mid Cap 400® Index Fund Institutional Class	681,229	5,680,533	575,233	1,119,775	(39,146)	974,633	53,190	6,110,624	11.57
Great-West S&P Small Cap 600® Index Fund Institutional Class	510,269	3,893,012	565,262	892,168	(121,771)	587,484	35,163	4,153,590	7.86
					(228,832)	5,103,902	283,351	34,586,600	65.47
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	2,048,709	1,885,844	368,686	220,556	-	-	14,735	2,048,709	3.88
					0	0	14,735	2,048,709	3.88
				Total	$(275,538)	$5,705,011	$468,726	$49,222,167	93.18%

Semi-Annual Report - June 28, 2019

Great-West Securefoundation® Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	992,526	$ 8,489,775	$1,341,350	$ 441,134	$ (7,512)	$ 426,093	$129,672	$ 9,816,084	15.43%
					(7,512)	426,093	129,672	9,816,084	15.43
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,432,395	12,210,664	592,259	433,221	(16,120)	1,739,390	-	14,109,092	22.19
Great-West S&P 500® Index Fund Institutional Class	1,911,539	16,648,490	489,495	1,027,043	(56,262)	2,813,293	257,545	18,924,235	29.76
Great-West S&P Mid Cap 400® Index Fund Institutional Class	914,619	7,090,042	405,808	559,730	(83,220)	1,268,016	70,489	8,204,136	12.90
Great-West S&P Small Cap 600® Index Fund Institutional Class	741,647	5,246,709	554,581	406,262	(10,759)	641,978	50,332	6,037,006	9.49
					(166,361)	6,462,677	378,366	47,274,469	74.34
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,198,075	1,032,492	196,587	39,297	-	-	8,293	1,198,075	1.88
					0	0	8,293	1,198,075	1.88
				Total	$(173,873)	$6,888,770	$516,331	$58,288,628	91.65%
Great-West Securefoundation® Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	275,352	$2,531,389	$575,698	$ 523,435	$ (18,759)	$ 139,577	$ 37,407	$ 2,723,229	10.28%
					(18,759)	139,577	37,407	2,723,229	10.28
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	651,693	6,017,319	676,198	1,083,436	27,144	809,094	-	6,419,175	24.23
Great-West S&P 500® Index Fund Institutional Class	833,154	7,834,040	613,913	1,507,521	(31,537)	1,307,800	114,636	8,248,232	31.13
Great-West S&P Mid Cap 400® Index Fund Institutional Class	395,214	3,351,944	375,622	733,668	29	551,171	31,300	3,545,069	13.38
Great-West S&P Small Cap 600® Index Fund Institutional Class	342,851	2,642,626	425,877	696,274	(100,198)	418,579	23,983	2,790,808	10.54
					(104,562)	3,086,644	169,919	21,003,284	79.28
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	230,207	212,693	55,510	39,674	-	-	1,678	230,207	0.87
					0	0	1,678	230,207	0.87
				Total	$(123,321)	$3,226,221	$209,004	$23,956,720	90.43%

Semi-Annual Report - June 28, 2019

Great-West Securefoundation® Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	177,623	$1,459,420	$391,672	$176,456	$ (7,430)	$ 82,054	$ 23,211	$ 1,756,690	8.41%
					(7,430)	82,054	23,211	1,756,690	8.41
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	533,848	4,365,280	569,543	292,870	14,837	616,454	-	5,258,407	25.17
Great-West S&P 500® Index Fund Institutional Class	652,334	5,436,457	602,356	522,962	(22,724)	942,250	87,742	6,458,101	30.91
Great-West S&P Mid Cap 400® Index Fund Institutional Class	309,652	2,316,607	329,644	273,797	(12,990)	405,125	23,970	2,777,579	13.30
Great-West S&P Small Cap 600® Index Fund Institutional Class	288,007	1,968,883	385,924	286,616	(35,125)	276,182	19,681	2,344,373	11.22
					(56,002)	2,240,011	131,393	16,838,460	80.60
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	110,057	91,237	27,096	9,040	-	-	763	110,057	0.52
					0	0	763	110,057	0.52
				Total	$(63,432)	$2,322,065	$155,367	$18,705,207	89.53%
Great-West Securefoundation® Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	82,007	$ 647,809	$247,809	$118,913	$ (305)	$ 34,341	$10,641	$ 811,046	7.74%
					(305)	34,341	10,641	811,046	7.74
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	272,283	2,139,271	492,863	237,097	28,832	286,955	-	2,681,992	25.61
Great-West S&P 500® Index Fund Institutional Class	318,480	2,546,367	521,322	350,041	3,068	435,301	42,701	3,152,949	30.10
Great-West S&P Mid Cap 400® Index Fund Institutional Class	152,603	1,084,180	270,203	179,331	(8,322)	193,802	11,688	1,368,854	13.07
Great-West S&P Small Cap 600® Index Fund Institutional Class	152,502	984,341	304,198	200,628	(32,046)	153,452	10,268	1,241,363	11.85
					(8,468)	1,069,510	64,657	8,445,158	80.63
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	50,856	40,568	16,599	6,659	-	-	348	50,856	0.48
					0	0	348	50,856	0.48
				Total	$ (8,773)	$1,103,851	$75,646	$9,307,060	88.85%

Semi-Annual Report - June 28, 2019

Great-West Securefoundation® Lifetime 2060 Fund(a)
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	230	$-	$2,278	$ 55	$2	$ 55	$ 16	$ 2,278	7.55%
					2	55	16	2,278	7.55
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	799	-	7,830	59	1	97	-	7,868	26.09
Great-West S&P 500® Index Fund Institutional Class	889	-	8,916	98	2	(18)	120	8,800	29.19
Great-West S&P Mid Cap 400® Index Fund Institutional Class	424	-	3,834	-	-	(33)	33	3,801	12.61
Great-West S&P Small Cap 600® Index Fund Institutional Class	450	-	3,749	-	-	(82)	30	3,667	12.16
					3	(36)	183	24,136	80.05
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	142	-	141	-	-	-	1	142	0.47
					0	0	1	142	0.47
				Total	$5	$ 19	$200	$26,556	88.07%
(a) Fund commenced operations on May 02, 2019.
3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 28, 2019, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West SecureFoundation® Lifetime 2020 Fund	$3,748,988	$6,339,840
Great-West SecureFoundation® Lifetime 2025 Fund	5,099,760	10,643,285
Great-West SecureFoundation® Lifetime 2030 Fund	4,947,698	7,902,107
Great-West SecureFoundation® Lifetime 2035 Fund	5,739,019	7,914,489
Great-West SecureFoundation® Lifetime 2040 Fund	3,947,159	3,021,856
Great-West SecureFoundation® Lifetime 2045 Fund	3,087,296	4,953,330
Great-West SecureFoundation® Lifetime 2050 Fund	2,641,701	1,709,851
Great-West SecureFoundation® Lifetime 2055 Fund	2,132,570	1,250,259
Great-West SecureFoundation® Lifetime 2060 Fund	30,403	216
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 28, 2019

5.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 28, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 28, 2019

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 17, 2019 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of each of the following series of the Company: (i) Great-West SecureFoundation Lifetime 2015 Fund; (ii) Great-West SecureFoundation Lifetime 2020 Fund; (iii) Great-West SecureFoundation Lifetime 2025 Fund; (iv) Great-West SecureFoundation Lifetime 2030 Fund; (v) Great-West SecureFoundation Lifetime 2035 Fund; (vi) Great-West SecureFoundation Lifetime 2040 Fund; (vii) Great-West SecureFoundation Lifetime 2045 Fund; (viii) Great-West SecureFoundation Lifetime 2050 Fund; and (ix) Great-West SecureFoundation Lifetime 2055 Fund (each a “Fund,” collectively, the “Funds”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each of the Funds in accordance with its investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Funds’ operation.
On March 18, 2019, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement, and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data,1 and with GWCM to review comparative information on each Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In addition, at the Meeting the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the management team responsible for the day-to-day management of the Funds, as well as GWCM’s efforts to attract, retain and motivate capable personnel to serve the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its decision-making process regarding asset allocation and investments, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition and ability to carry out its obligations to the Funds, its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight. Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance
The Board considered the investment performance of the Funds. The Board reviewed performance information for each Fund’s Investor Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund categorizations. This performance data included, among other things, annualized returns for the one-, three- and five-year periods ended December 31, 2018. The Board noted that it also had received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark index and to a peer group of funds.
In evaluating each Fund’s investment performance, the Board considered each Fund’s performance relative to its benchmark index as well as the Fund’s quintile ranking within its performance universe—with the first quintile being the best performers and the fifth quintile being the worst performers—and made the following observations:
•	Great-West SecureFoundation Lifetime 2015 Fund: The annualized returns were in the fifth quintile of the performance universe for the one-year period ended December 31, 2018, but in the second quintile of the performance universe for the three- and five-year periods ended December 31, 2018, which exceeded the performance universe median for both the three- and five-year periods.
•	Great-West SecureFoundation Lifetime 2020 Fund: The annualized returns were in the fourth, third and second quintiles of the performance universe for the one-, three- and five-year periods ended December 31, 2018, respectively, which, as to the annualized returns for the three- and five-year periods, exceeded the performance universe median.
•	Great-West SecureFoundation Lifetime 2025 Fund: The annualized returns were in the third, fourth and second quintiles of the performance universe for the one-, three- and five-year periods ended December 31, 2018, respectively, exceeding the performance universe median for the five-year period.
•	Great-West SecureFoundation Lifetime 2030 Fund: The annualized returns were in the second, third and second quintiles of the performance universe for the one-, three- and five-year periods ended December 31, 2018, respectively.
•	Great-West SecureFoundation Lifetime 2035 Fund: The annualized returns were in the third quintile of the performance universe for the one- and three-year periods ended December 31, 2018, which exceeded the performance universe median for both periods. For the five-year period ended December 31, 2018, the annualized returns were in the second quintile of the performance universe.

•	Great-West SecureFoundation Lifetime 2040 Fund: The annualized returns were in the third quintile for the one-year period ended December 31, 2018, which exceeded the performance universe median, and in the second quintile of the performance universe for the three- and five-year periods ended December 31, 2018.
•	Great-West SecureFoundation Lifetime 2045 Fund: The annualized returns were in the fourth, second and third quintiles of the performance universe for the one-, three- and five-year periods ended December 31, 2018, respectively, which, as to the annualized returns for the three- and five-year periods, exceeded the performance universe median.
•	Great-West SecureFoundation Lifetime 2050 Fund: The annualized returns were in the fourth, second and third quintiles of the performance universe for the one-, three- and five-year periods ended December 31, 2018, respectively, which, as to the annualized returns for the three- and five-year periods, exceeded the performance universe median.
•	Great-West SecureFoundation Lifetime 2055 Fund: The annualized returns were in the fourth, second and third quintiles of the performance universe for the one-, three- and five-year periods ended December 31, 2018, respectively, which, as to the annualized returns for the three-year period, exceeded the performance universe median.
In assessing the comparative performance information, including the data indicating that each Fund underperformed its benchmark index for each period reviewed, the Board considered GWCM’s processes for monitoring Fund performance, as well as the regular reports provided to the Board from GWCM regarding the ratings and rolling analyses applied to each Fund by GWCM. In addition, the Board considered its accumulated experience in working with GWCM on matters concerning the Fund and the Company’s other funds. The Board determined that it was satisfied with the information provided regarding each Fund’s investment performance and the oversight thereof.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fee payable by the Funds. In addition, the Board noted that GWCM has contractually agreed, for a one-year renewable term, through April 30, 2020, to reduce its management fee by a stated amount with respect to each Fund’s investments in a fixed income contract issued and guaranteed by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”), and with respect to certain of the Fund’s investments in unaffiliated underlying funds.
In light of the Funds’ unified investment management fee structure, as well as each Fund’s investment strategy of investing in a professionally selected mix of underlying funds, the Board considered each Fund’s total annual operating expense ratio, including underlying fund expenses, in comparison to the total annual operating expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. In addition, the Board considered each Fund’s total expense ratio in comparison to the median expense ratios of all funds in the peer groups.
The Board made the following observations regarding each Fund’s total annual operating expense ratio, including the quintile ranking of such expense ratio within the peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses):
•	Great-West SecureFoundation Lifetime 2015 Fund; Great-West SecureFoundation Lifetime 2020 Fund; Great-West SecureFoundation Lifetime 2025 Fund; Great-West SecureFoundation Lifetime 2030 Fund; Great-West SecureFoundation Lifetime 2035 Fund: The total annual operating expense ratio, including underlying fund expenses, was in the second quintile of the respective peer group, which was below the respective peer group median expense ratio.
•	Great-West SecureFoundation Lifetime 2040 Fund; Great-West SecureFoundation Lifetime 2045 Fund; Great-West SecureFoundation Lifetime 2050 Fund; Great-West SecureFoundation Lifetime 2055 Fund: The total annual operating expense ratio, including underlying fund expenses, was in the first quintile of the respective peer group.
In addition, the Board reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance and noted the Independent Fee Consultant’s conclusion that the management fees and total expenses of each Fund are reasonable in relation to the services delivered.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Funds.

The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Funds, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately reflected in the management fee paid by the Funds.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM, including in particular the shareholder services provided by GWLA. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. The Board also considered that, to purchase shares of the Fund, shareholders must also purchase a guaranteed lifetime withdrawal benefit (the “Guarantee”) which is provided by GWLA and its affiliated insurance company, Great-West Life and Annuity Insurance Company of New York (“GWLA NY”), and that shareholders pay GWLA and GWLA NY a fee for providing the Guarantee. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Funds.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on September 18, 2018, approved an amendment to the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”) to add the Great-West Lifetime SecureFoundation 2060 Fund (the “Fund”).
Pursuant to the Advisory Agreement, GWCM will act as investment adviser and, subject to oversight by the Board, direct the investments of the Fund in accordance with its investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.
In approving the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board considered the existing relationship GWCM has with the Company and the services GWCM provides for other funds of the Company, including other asset allocation funds like the Fund. The Board noted that, in evaluating the Advisory Agreement, it was taking into account its accumulated experience in working with GWCM on matters relating to the Company’s other funds, including the information received and considered at its April 2018 meeting. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services to be performed, fees to be charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research, and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, background and responsibilities of the senior personnel who would serve the Fund and the portfolio management team that would be responsible for the day-to-day management of the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board. The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by GWCM.
Investment Performance
The Board considered the investment performance of the other asset allocation funds of the Company that are similar to the Fund. Based on the information reviewed, the Board determined that it was satisfied with the investment performance of GWCM in managing such funds.
Costs and Profitability
The Board considered the costs of services to be provided by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM has contractually agreed, for a one-year renewable term through April 30, 2020, to reduce its management fee by a stated amount with respect to the Fund’s investments in a fixed income contract issued and guaranteed by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”), and with respect to certain of the Fund’s investments in unaffiliated underlying funds.
In evaluating the management fee and total expense ratio of the Fund’s Investor Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer groups and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was lower than the average and median contractual management fee of its peer group of funds. The Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was higher than the average of its peer group, lower than the median of its peer group and below the average and median of the peer universe of funds.

At its April 2018 meeting, the Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the Fund may have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the Fund and the differences in the range of services provided to the Fund and to such other clients.
The Board further considered the overall financial soundness of GWCM and the profits estimated to be realized by GWCM and its affiliates, which GWCM indicated would be zero until the Fund has approximately $150 million in assets. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. At its April 2018 meeting, the Board reviewed GWCM’s overall profitability information from the Company’s other funds compared against the revenues of certain publicly traded advisers to fund complexes, as well as an analysis provided by an independent provider of mutual fund advisory contract renewal consulting services related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to be realized by GWCM were not unreasonable in relation to the nature, extent and quality of the services to be provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether the proposed fee level reflects these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the level of management fees payable by the Fund, whether the fee includes breakpoints, comparative fee information, and the profitability and financial condition of GWCM. Based on the information provided, the Board concluded, although there were no proposed breakpoints in the management fee, any anticipated economies of scale were appropriately reflected in the management fee schedule.
Other Factors
The Board considered ancillary benefits to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were to be provided to the Fund by affiliates of GWCM, including, in particular the shareholder services to be provided by GWLA. The Board took into account the fact that the Fund would be used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fee was reasonable, taking into account any ancillary benefits to be derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement are reasonable and that the approval of the Advisory Agreement is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on March 1, 2018 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 22, 2019